FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Euro
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	£ 113	£ 63
US Dollar
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	95	93
Other non-sterling
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Exposure	£ 12	£ 48